Subsequent Events	12 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 – SUBSEQUENT EVENTS

On June 7, 2021, the Company entered into a purchase agreement with a third party to purchase an office property in Hong Kong for self-use at a consideration of $ 3,669,937 (HKD 28,500,000). The Company made the first payment of $ 183,497 (HKD 1,425,000) on May 24,2021 and second payment of $183,497 (HKD 1,425,000) on June 4,2021. Remaining balance of $3,302,943 (HKD25,650,000) was paid on July 21, 2021.

On July 8, 2021, the Company entered into a capital increase agreement with two third-party shareholders of the target company, Beijing UniDev Software Co., Ltd (“UniDev”), to obtain 15% of equity interest in UniDev with a capital injection of $261,593 (RMB 1,689,000). The Company made the payment of $ 78,478 (RMB 506,700) and $ 183,115 (RMB 1,182,300) on August 26,2021 and September 23,2021, respectively.

On July 27, 2021, the Company sold 7% equity interest in CLPS Lihong to a third party for a consideration of $650,497 (RMB4,200,000). After the transaction, the Company no longer holds any interest in CLPS Lihong.

On July 31, 2021, the Company entered into a purchase agreement with a third party to acquire an office property in Singapore for self-use at a consideration of $4,644,243 (SGD 6,247,900 million). The Company made the option payment of $46,442 (SGD 62,479) on the same day.

On August 1, 2021, the Company entered into an equity transfer and capital increase agreement with a third party shareholder of the target company, Fuson Group Limited (“Fuson”), to obtain 35.02% of equity interest in Fuson with a capital injection of $157,743 (HKD 1,225,000). The Company made the first payment of $78,871 (HKD 612,500) on August 16, 2021.

On August 12, 2021, the Company entered into a purchase agreement with a third party to purchase an office property in Hong Kong for self-use at a consideration of $ 11,309,019 (HKD 88,000,000). The Company made the first payment of $ 565,182 (HKD 4,400,000) and second payment of $ 565,182 (HKD 4,400,000) on September 24, 2021and October 5,2021, respectively.

On August 16, 2021, the Company entered into a capital increase agreement with a third party shareholder of the target company, MSCT Investment Holdings Limited (“MSCT”), to obtain 53.33% of equity interest in MCST with a capital injection $206,032 (HKD 1,600,000). The Company made the payment of $206,032 (HKD 1,600,000) on the same day.